Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and components	$ 16,435	$ 9,598
Products in process	19,098	9,013
Finished products	8,747	7,710
Inventories	$ 44,280	$ 26,321